PROSPECTUS SUPPLEMENT DATED MARCH 4, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, AND Y SHARES OF THE FUND LISTED BELOW:

AIM HIGH INCOME MUNICIPAL FUND

The following replaces in its entirety the information appearing in footnote 4 under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE" on page 3 of the prospectus:

"(4) Effective March 4, 2009, the fund's investment advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 0.80%, 1.55%, 1.55%, and 0.55% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS" on pages 6 and 7 of the prospectus:

"Derivatives Risk - Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks, including but not limited to, currency or interest rate risk. Use of derivatives involve risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Synthetic Municipal Securities Risk - The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

Leverage Risk - Borrowing money to buy securities exposes the fund to leverage because the fund can achieve a return on a capital base larger than the assets that shareholders have contributed to the fund. Certain other transactions may give rise to a form of leverage. Leverage also exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. Except in the case of a borrowing, the fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. Leveraging may cause the fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations. There can be no assurance that the fund will use leverage or should the fund use leverage, that the fund's leverage strategy will be successful."

The following information is added as a new twelfth paragraph under the heading "FUND MANAGEMENT - THE ADVISORS" on page 8 of the prospectus:

"It is anticipated that the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc., on or about August 1, 2009. The combined entity will serve as the fund's investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will also be available in the fund's Statement of Additional Information."

PROSPECTUS SUPPLEMENT DATED MARCH 4, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW:

AIM HIGH INCOME MUNICIPAL FUND
AIM TAX-FREE INTERMEDIATE FUND

The following information replaces in its entirety the information appearing in footnote 2 under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE" on page 4 of the prospectus:

"(2) Effective March 4, 2009, High Income Municipal's investment advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Institutional Class shares of High Income Municipal to 0.55% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - HIGH INCOME MUNICIPAL" on page 8 of the prospectus:

"Derivatives Risk - Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks, including but not limited to, currency or interest rate risk. Use of derivatives involve risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Synthetic Municipal Securities Risk - The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

Leverage Risk - Borrowing money to buy securities exposes the fund to leverage because the fund can achieve a return on a capital base larger than the assets that shareholders have contributed to the fund. Certain other transactions may give rise to a form of leverage. Leverage also exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. Except in the case of a borrowing, the fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. Leveraging may cause the fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations. There can be no assurance that the fund will use leverage or should the fund use leverage, that the fund's leverage strategy will be successful."

The following information is added as a new twelfth paragraph under the heading "FUND MANAGEMENT - THE ADVISORS" on page 10 of the prospectus:

"It is anticipated that the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc., on or about August 1, 2009. The combined entity will serve as the fund's investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will also be available in the fund's Statement of Additional Information."


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